REVENUE (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenue by Segment and Source
The following table summarizes revenues for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,
	2021	2020
	(in millions)
Agriculture	$3,563	$2,713
Construction	773	576
Commercial and Specialty Vehicles	2,879	2,371
Powertrain	953	909
Eliminations and Other	(631)	(462)
Total Industrial Activities	$7,537	$6,107
Financial Services	450	408
Eliminations and Other	(15)	(23)
Total Revenues	$7,972	$6,492

	Nine Months Ended September 30,
	2021	2020
	(in millions)
Agriculture	$10,571	$7,498
Construction	2,237	1,418
Commercial and Specialty Vehicles	8,904	6,131
Powertrain	3,474	2,425
Eliminations and Other	(2,116)	(1,222)
Total Industrial Activities	$23,070	$16,250
Financial Services	1,337	1,338
Eliminations and Other	(51)	(57)
Total Revenues	$24,356	$17,531
The following table disaggregates revenues by major source for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,
	2021	2020
	(in millions)
Revenues from:
Sales of goods	$7,284	$5,874
Rendering of services and other revenues	172	158
Rents on assets sold with a buy-back commitment	81	75
Revenues from sales of goods and services	7,537	6,107
Finance and interest income	259	228
Rents and other income on operating lease	176	157
Finance, interest and other income	435	385
Total Revenues	$7,972	$6,492

	Nine Months Ended September 30,
	2021	2020
	(in millions)
Revenues from:
Sales of goods	$22,322	$15,575
Rendering of services and other revenues	505	440
Rents on assets sold with a buy-back commitment	243	235
Revenues from sales of goods and services	23,070	16,250
Finance and interest income	737	755
Rents and other income on operating lease	549	526
Finance, interest and other income	1,286	1,281
Total Revenues	$24,356	$17,531